Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Liabilities

	Year Ended December 31,
	2022 $	2021 $
Voyage and vessel	32,076	26,855
Corporate accruals	476	604
Interest	1,976	1,951
Payroll and benefits (note 14c)	12,941	3,173
Accrued liabilities	47,469	32,583